Working Capital Facilities (Details Narrative) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Mar. 07, 2025	Jun. 30, 2026	Sep. 30, 2025	Mar. 31, 2025
Working Capital Facilities
Maximum funds available		$ 20,000
Balance under the facility		$ 18,760
Maximum Principal Amount	$ 20,000
Amount of potential increase in borrowing capacity (accordion)	5,000
Interest rate		7.20%	7.45%	4.90%
Payment to related party	$ 375
Loan Amount Approved				$ 50,853
Debt Instrument, Maturity Term		6 years 6 months
Accrued interest		$ 50	$ 100
Loan Fees Capitalized		$ 937	$ 23